INCOME TAXES - Provision (Benefit) (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal:
Current
Deferred					2,955,000	1,422,000
Federal income tax expense benefit, total					2,955,000	1,422,000
State and local:
Current
Deferred					407,000	196,000
State and local income tax expense benefit, total					407,000	196,000
Change in valuation allowance					(3,362,000)	(1,618,000)
Income tax provision (benefit)